Others - Financial instruments, additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Financial instruments
Foreign exchange gain (loss)	$ 544	$ (337)
Level 3
Financial instruments
Transfers into level 3	0		$ 0
Transfers out of level 3	0		0
Liquidity risk
Financial instruments
Money market position	$ 164,590		$ 161,992